Derivatives and Hedging Activities (Effect of Derivative Instruments in Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ (1,731)	¥ (2,180)	¥ (586)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(3,034)	(661)	(1,341)
Designated as Hedging Instrument | Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	(1,731)	(2,180)	(586)
Gain (loss) reclassified from accumulated OCI into income (effective portion)			(1,341)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(3,034)	(661)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)			(682)
Other Nonoperating Income Expense | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ 104	¥ 805	¥ 5,284